INCOME TAXES - Provision (Benefit) For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current
Federal	$ 0	$ 0
State	1	1
International	2	1
Provision (benefit) for income taxes	$ 3	$ 2